Asset Retirement Provision	12 Months Ended
Dec. 31, 2024
Asset Retirement Provision [Abstract]
ASSET RETIREMENT PROVISION
NOTE 21:	ASSET RETIREMENT PROVISION

	As of December 31,	As of December 31,
	2024	2023
Balance as of January 1,	1,816	1,979
Additions during the period	—	209
Accretion expense	358	214
Effect of change in the foreign exchange rate	(156)	12
Effect of change in discount rate	88	(598)
Balance as of period end	2,106	1,816

As of December 31, 2024, the Company estimated the costs of restoring its leased premises to their original state at the end of their respective lease terms to be $4,326 (December 31, 2023: $4,326), discounted to present value of $2,106 (December 31, 2023: $1,816) using annual discount rates between 7% and 15% (December 31, 2023: between 7% and 17%) over the lease periods, which were estimated to range from seven to ten years depending on the location.

During the year ended December 31, 2024, the effect of the change in discount rate was accounted for as an increase in the asset retirement provision and related property, plant and equipment totaling $88.

During the year ended December 31, 2023, the effect of the change in discount rate was accounted for as a reduction of asset retirement provision totaling $598 and a decrease of $499 in the related property, plant and equipment. As the decrease in the asset retirement provision exceeded the carrying amount of the related property, plant and equipment, the excess of $99 was recognized as a gain in the consolidated statements of profit or loss and comprehensive profit or loss under Net financial expenses (income) during the year ended December 31, 2023.